Average Annual Total Returns - LVIP US Aggressive Growth Allocation Managed Risk Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class Since Inception	Service Class Inception Date	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	U.S. Aggressive Allocation Blended Composite (reflects no deductions for fees, expenses or taxes) 1 year		U.S. Aggressive Allocation Blended Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	8.53%	10.35%	Nov. 01, 2018	8.26%	10.09%	Nov. 01, 2018	20.96%	19.61%	19.05%	[1]	17.50%	[1]

[1]	The U.S. Aggressive Allocation Blended Composite is constructed as follows: 56% Russell 1000® Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, 16% Russell Midcap® Index, and 8% Russell 2000® Index. The performance of the U.S. Aggressive Blended Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.